As filed with the Securities and Exchange Commission on September 12, 2013
Securities Act File No. 333-176321

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING Variable Funds

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq

Goodwin Proctor, LLP

Exchange Place

53 State Street

Boston, MA 02109

It is proposed that this filing will become effective immediately, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Classes ADV, I, S, and S2 shares of ING Growth and Income Portfolio

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Core Growth and Income Portfolio, a series of ING Investors Trust, with and into ING Growth and Income Portfolio, a series of ING Variable Funds, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on September 16, 2011 (File No. 333-176321).

ING Variable Funds

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

ING Variable Funds’ Declaration of Trust, as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a) Every person who is, or has been, a trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust, or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c) No indemnification shall be provided hereunder to a trustee, officer, employee, or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d) The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any trustee, officer, employee, or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such trustee, officer, employee, or agent, and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (i) by a majority vote of a quorum of non-party trustees who are not interested persons of the Trust; or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f) The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking; (ii) the Trust is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g) No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2013.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a trustee, officer, or controlling person of ING Variable Funds in connection with the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the 1933 Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Independent Trustee has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.              a.              Amended and Restated Declaration of Trust dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

b.              Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

c.               Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

d.              Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) — filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

e.               Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

f.                Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Service 2 Class shares) effective February 3, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

g.               Certificate of Amendment of Declaration of Trust effective May 1, 2009 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

2.              Second Amended and Restated Bylaws dated March 30, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

a.              Amendment dated March 11, 2010 to the Second Amended and Restated Bylaws — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

3.              Not Applicable.

4.              Agreement and Plan of Reorganization between ING Core Growth and Income Portfolio, a series of ING Investors Trust and ING Growth and Income Portfolio, a series of ING Variable Funds — Attached as Appendix A to the Proxy Statement/Prospectus.

5.              Instruments Defining Rights of Holders — Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

6.              a.              Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

i.                  Amended Schedule A, effective December 2009, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

ii.               Amendment, effective January 1, 2007, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds dated March 1, 2002 — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

b.              Amendment, effective January 1, 2007, to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds dated March 1, 2002 — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

i.                  Amended Schedule A, effective December, 2009, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

ii.               First Amendment, effective July 29, 2003, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC dated March 1, 2002 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

iii.            Second Amendment, effective January 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

iv.           Third Amendment, effective October 1, 2007, to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. LLC — Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

7.              Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) dated January 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

a.              Substitution Agreement dated October 8, 2002 between ING Variable Funds and ING Investments Distributor, LLC — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

b.              Amended Schedule of Approvals dated December 2011 to the Distribution Agreement between ING Variable Funds and ING Funds Distributor, LLC dated January 1, 2002 — Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

8.              Directors’ Deferred Compensation Plan dated September 24, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

9.              a.              Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Custody Agreement with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

b.              Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

ii.               Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

c.               Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

10.       a.              Restated Distribution Plan for Class S shares, effective March 24, 2004 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Schedule 1 dated December 2009 to the Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

b.              Shareholder Service and Distribution Plan for Class ADV shares, effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

i.                  Schedule A dated December 2009 to the Shareholder Service and Distribution Plan for Class ADV shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

ii.               Form Of - Side Agreement dated May 1, 2013 to the Shareholder Service and Distribution Plan Class ADV shares, effective April 29, 2005 — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

c.               Shareholder Service and Distribution Plan for Class S2 shares, effective February 28, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

i.                  Schedule A dated December 2009 to the Shareholder Service and Distribution Plan for Class S2 shares effective February 28, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

ii.               Form Of - Side Agreement dated May 1, 2013 to the Shareholder Service and Distribution Plan for Class S2 shares, effective February 28, 2009 — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

d.              Second Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective February 28, 2009 — Filed as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

11.       Opinion and Consent of Counsel — Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement filed on August 15, 2011 and incorporated herein by reference.

12.       Opinion and Consent of Counsel Supporting Tax Matters and Consequences — Filed herein.

13.       a.              Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds dated April 1, 2002 as amended and restated on December 31, 2008 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.                  Amended Schedule A, effective December 2009, to the Amended and Restated Administration Agreement between ING Funds Services, LLC and ING Variable Funds dated April 1, 20002 — Filed as an Exhibit to Post-Effective Amendment No. 80 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

b.              License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

c.               Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amended Exhibit A dated March 28, 2013 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 89 to the Registrant’s Form N-1A Registration Statement on April 25, 2013 and incorporated by reference.

d.              Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

e.               Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

i.                  Amended Schedule A dated April 2007 to the Allocation Agreement dated September 26, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

f.                Transfer Agency Services Agreement between ING Variable Funds and BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

i.                  Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement dated February 25, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

ii.               Amended Exhibit A, effective February 29, 2012, to the Transfer Agency Services Agreement dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

g.               Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amendment No. 1, executed May 1, 2000,  to the Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

ii.               Amendment No. 2, executed June 26, 2001, to the Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

h.              Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Amendment, executed November 9, 1998, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

ii.               Amendment, executed June 1, 1999, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

iii.            Second Amendment, executed December 31, 1999, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

iv.           Third Amendment, executed February 11, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING

Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

v.              Fourth Amendment, executed May 1, 2000, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

vi.           Fifth Amendment, executed February 27, 2001, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

vii.        Sixth Amendment, executed June 19, 2001, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated May 1, 1998 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

i.                  Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and ING Investment Management Co. LLC dated July 16, 2001 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

14.       Not applicable.

15.       Not applicable.

16.       Powers of Attorney — Filed herein.

17.       Not applicable.

ITEM 17. UNDERTAKINGS

1.              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.              The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.              The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 12th day of September, 2013.

ING Variable Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	September 12, 2013

Colleen D. Baldwin*	Trustee	September 12, 2013

John V. Boyer*	Trustee	September 12, 2013

Patricia W. Chadwick*	Trustee	September 12, 2013

Albert E. DePrince, Jr.*	Trustee	September 12, 2013

Peter S. Drotch*	Trustee	September 12, 2013

J. Michael Earley*	Trustee	September 12, 2013

Martin J. Gavin*	Trustee	September 12, 2013

Russell H. Jones*	Trustee	September 12, 2013

Patrick W. Kenny*	Trustee	September 12, 2013

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	September 12, 2013

Joseph E. Obermeyer*	Trustee	September 12, 2013

Sheryl K. Pressler*		Trustee	September 12, 2013

Roger B. Vincent*		Trustee	September 12, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Trustee - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences
(16)	Powers of Attorney